SEC Registration Nos.
Nos. 811-06563 and 33-45829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 33          XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 33               XX

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 X  Immediately upon filing pursuant to paragraph (b)

__ on, January 31, 2011 pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)(1)

__on, [date] pursuant to paragraph (a)(1)

__75 days after filing pursuant to paragraph (a)(2)

__on, [date] pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 28 filed on January 31, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 16th day of March 2011.

CALVERT WORLD VALUES FUND, INC.

BY:
___________**_________________
Barbara J. Krumsiek
President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 16th day of March 2011, by the following persons in the capacities indicated.

Signature	Title
__________**____________ D. WAYNE SILBY	DIRECTOR
__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR
__________**____________ BARBARA J. KRUMSIEK	PRESIDENT AND DIRECTOR
__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)
__________**____________ REBECCA L. ADAMSON	DIRECTOR
__________**____________ RICHARD L. BAIRD, JR.	DIRECTOR
__________**_____________ JOY V. JONES	DIRECTOR
__________**____________ TERRENCE J. MOLLNER	DIRECTOR
__________**____________ MILES DOUGLAS HARPER, III	DIRECTOR
__________**____________ SYDNEY A. MORRIS	DIRECTOR

**By:	/s/ Lancelot A. King
Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No. 28, dated January 31, 2011, accession number 0000884110-11-000002.

Calvert World Values Fund, Inc.
Post-Effective Amendment No. 33
Registration No. 033-45829
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def